Accruals and Other Payables (Tables)	6 Months Ended
Mar. 31, 2025
Accrued Liabilities [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Interest payable	17,690	—	—
VAT output	290,385	—	—
Other taxes	53,571	10,912	1,504
Salaries	195,832	387,282	53,369
Consulting fee	—	705,025	97,155
Others	50,476	52,372	7,214
Total	607,954	1,155,591	159,242